Share Capital and Treasury Shares - Schedule of Share Capital (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Share Capital
Issued and fully paid 30,893,300 (2024: 30,951,106) ordinary shares of no par value	R 7,142,853	R 7,142,853